OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-DSC2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by the Form ABS-15G filed by Morgan Stanley Capital I Inc. on April 10, 2026 in connection with the MSRM 2026-NQM4 securitization transaction (Accession Number: 0001999371-26-008106) (the “Prior Filing”). Certain information with respect to the mortgage loans that will be included in the MSRM 2026-DSC2 securitization transaction was provided in the Prior Filing and such information solely with respect to these mortgage loans (the “Information”) should be read in conjunction with this Form ABS-15G. Exhibit 99.8 identifies the mortgage loans that will be included in the MSRM 2026-DSC2 securitization transaction and Exhibit 99.9 provides a link to the Prior Filing containing the Information with respect to those mortgage loans. As of the date of this filing, only the mortgage loans listed in Exhibit 99.8 are anticipated to be included in the final population for the MSRM 2026-DSC2 securitization transaction. Any totals or percentages included in the Executive Summaries or Narrative Reports included in the Prior Filing reflect a broader population of mortgage loans, and not the final population for the MSRM 2026-DSC2 securitization transaction. Exhibit 99.7 is included in this filing to reflect that Exhibit 99.7 supersedes the information set forth under the section entitled “TAPE INTEGRITY REVIEW RESULTS SUMMARY”, specifically the paragraph immediately below such section, the “Discrepancy Count” for the rows titled “Property Type” and “Grand Total” under the column titled “Fields Reviewed” and all of the percentages under the column titled “Percentage” set forth in Exhibit 99.5 of the Prior Filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: April 20, 2026

By: /s/ Anthony Piperno

Name: Anthony Piperno

Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2 Third Party Due Diligence Report - AMC Diligence, LLC Executive Summary

Schedule 1 - Exception Grades Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Data Compare Report

Schedule 4 - Valuation Summary Report

Schedule 5 - Supplemental Report

99.3 Third Party Due Diligence Report - Clarifii LLC Due Diligence Narrative Report

Schedule 1 - Rating Agency Grades Detail Report

Schedule 2 - Rating Agency Grades Summary Report

Schedule 3 - Data Compare Report

Schedule 4 - ATR QM Report

Schedule 5 - Valuation Report

99.4 Third Party Due Diligence Report - Clayton Services LLC Due Diligence Narrative Report

Schedule 1 - Non ATR QM Upload Report

Schedule 2 - Conditions Report

Schedule 3 - Loan Level Tape Compare Report

Schedule 4 - Rating Agency ATR QM Report

Schedule 5 - Valuation Summary Report

Schedule 6 - Waived Conditions Report

99.5 Third Party Due Diligence Report - Digital Risk Narrative

Schedule 1 - Data Integrity Report

Schedule 2 - Rebuttal Findings Report

Schedule 3 - Rating Agency Grades Report

Schedule 4 - Valuation Report

99.6 Third Party Due Diligence Report - Selene Diligence LLC Due Diligence Narrative Report

Schedule 1 - Rating Agency Grades Summary Report

Schedule 2 - Valuation Report

Schedule 3 - Data Compare Report

Schedule 4 - Standard Findings Report

Schedule 5 - Supplemental Data Extract Report

99.7 Third Party Due Diligence Report - Consolidated Analytics, Inc. Executive Summary

99.8 Morgan Stanley Residential Mortgage Loan Trust 2026-DSC2 Loan List

99.9 Link to Morgan Stanley Residential Mortgage Loan Trust 2026-NQM4 Filing